Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Muscle Maker, Inc.
Entity Central Index Key	0001701756
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false